NATURE OF OPERATIONS AND GOING CONCERN (Details Textual)	1 Months Ended		3 Months Ended				6 Months Ended			9 Months Ended		12 Months Ended
	Apr. 21, 2016 shares	Feb. 26, 2015 shares	Sep. 30, 2016 USD ($) shares	Mar. 31, 2016 USD ($) shares	Sep. 30, 2015 USD ($)	Mar. 31, 2015 USD ($) shares	Sep. 30, 2016 USD ($) shares	Mar. 31, 2016 USD ($) shares	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Mar. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Mar. 31, 2015 USD ($) shares	Mar. 31, 2014 USD ($)	Dec. 31, 2013 shares
Working Capital Surplus (Deficit)			$ (2,784,377)	$ 187,156		$ (2,599,374)	$ (2,784,377)	$ 187,156		$ 890,885	$ (128,361)	$ 187,156	$ 890,885	$ (2,599,374)
Stockholders' Equity Attributable to Parent			24,957,722	263,906	$ (373,684)	(2,498,745)	24,957,722	$ 263,906	$ (373,684)	$ 977,988	(50,439)	263,906	977,988	(2,498,745)	$ (774,626)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent			$ 729,546	$ (1,004,092)	$ 2,318,758	$ (7,609,347)	$ (1,593,226)		827,503		$ (2,489,137)	$ 1,036,148	$ (5,569,107)	$ (10,098,484)
Stockholders' Equity, Reverse Stock Split											1-for-0.831105
Common Stock, Shares Authorized | shares			150,000,000	150,000,000		150,000,000	150,000,000	150,000,000		150,000,000	200,000,000	150,000,000	150,000,000	150,000,000		200,000,000
Net Income (Loss) Attributable to Parent				$ (1,004,092)		$ (7,634,146)	$ (1,593,226)	$ 208,645	$ 827,503	$ 2,040,240	$ (2,464,747)	$ 1,036,148	$ (5,593,906)	$ (10,098,893)
Retained Earnings (Accumulated Deficit)			$ (13,245,206)	$ (11,651,980)		$ (12,688,128)	$ (13,245,206)	$ (11,651,980)		$ (10,647,888)	$ (5,053,982)	$ (11,651,980)	$ (10,647,888)	$ (12,688,128)
Interactive Motion Technologies Inc [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares	23,650,000
Share Exchange Agreement [Member]
Stock Issued During Period, Shares, New Issues | shares		50,000,000
Debt Instrument, Convertible, Conversion Ratio		3.14
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage		100.00%